INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLE ASSETS
INTANGIBLE ASSETS
The following tables outline the changes in intangible assets during the period:

	Distribution rights	Customer contracts	License agreements	Customer lists	Software (1)	Patents/ Trademark/Trade names (2)	Non-compete agreements	Total
	$	$	$	$	$	$	$	$
Gross carrying amount
Balance as of December 31, 2016	2,697	1,037	302	26,206	1,783	2,216	7,896	42,137
Additions – separately acquired	—	—	—	—	3,108	452	—	3,560
Additions through business acquisitions	—	—	—	5,284	—	6,088	328	11,700
Net foreign exchange differences	182	70	—	1,151	—	179	496	2,078
Balance as of December 31, 2017	2,879	1,107	302	32,641	4,891	8,935	8,720	59,475
Accumulated amortization and impairments
Balance as of December 31, 2016	2,678	1,037	210	2,296	1,016	509	341	8,087
Amortization	20	—	7	2,504	283	(4)	919	3,729
Net foreign exchange differences	181	70	—	77	—	—	13	341
Balance as of December 31, 2017	2,879	1,107	217	4,877	1,299	505	1,273	12,157
Net carrying amount as of December 31, 2017	—	—	85	27,764	3,592	8,430	7,447	47,318

Gross carrying amount
Balance as of December 31, 2017	2,879	1,107	302	32,641	4,891	8,935	8,720	59,475
Additions – separately acquired	—	—	—	—	1,617	16	—	1,633
Additions through business acquisitions	—	—	—	75,683	—	6,810	380	82,873
Net foreign exchange differences	(224)	(86)	—	(2,075)	19	(723)	(733)	(3,822)
Balance as of December 31, 2018	2,655	1,021	302	106,249	6,527	15,038	8,367	140,159
Accumulated amortization and impairments
Balance as of December 31, 2017	2,879	1,107	217	4,877	1,299	505	1,273	12,157
Amortization	—	—	7	4,698	557	101	918	6,281
Net foreign exchange differences	(224)	(86)	—	(265)	19	2	(114)	(668)
Balance as of December 31, 2018	2,655	1,021	224	9,310	1,875	608	2,077	17,770
Net carrying amount as of December 31, 2018	—	—	78	96,939	4,652	14,430	6,290	122,389

(1)	Includes $0.2 million and $0.9 million of acquired software licenses during the years ended December 31, 2018 and 2017, respectively.

(2)	Includes a trademark and trade names not subject to amortization totalling $13.8 million and $8.0 million as of December 31, 2018 and 2017, respectively.